Note 21 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other non-current liabilities [text block]
	Year ended December 31,
	2019	2018
Post-employment benefits	144,993	115,087
Other-long term benefits	85,473	78,492
Miscellaneous	20,917	19,550
	251,383	213,129

Disclosure of net defined benefit liability (asset) [text block]
	Year ended December 31,
	2019	2018
Unfunded	125,573	97,318
Funded	19,420	17,769
	144,993	115,087
	Year ended December 31,
	2019	2018
Values at the beginning of the year	97,318	101,889
Translation differences	(1,567)	(3,849)
Current service cost	7,978	7,400
Interest cost	5,526	5,070
Remeasurements (*)	7,010	(3,946)
Increase due to business combinations	15,660	-
Benefits paid from the plan	(9,328)	(9,719)
Other	2,976	473
At the end of the year	125,573	97,318
	Year ended December 31,
	2019	2018
Present value of funded obligations	160,412	146,885
Fair value of plan assets	(145,160)	(132,438)
Liability (*)	15,252	14,447
	Year ended December 31,
	2019	2018
At the beginning of the year	146,885	165,485
Translation differences	4,542	(8,182)
Current service cost	721	1,328
Interest cost	5,754	5,691
Remeasurements (*)	12,769	(7,984)
Benefits paid	(10,259)	(9,453)
At the end of the year	160,412	146,885

Disclosure of actuarial assumptions [text block]
	Year ended December 31,
	2019	2018
Discount rate	1% - 7%	2% - 7%
Rate of compensation increase	0% - 3%	0% - 3%
	Year ended December 31,
	2019	2018
Discount rate	3% - 4%	4% - 5%
Rate of compensation increase	0% - 3%	0% - 3%

Disclosure of fair value of plan assets [text block]
	Year ended December 31,
	2019	2018
At the beginning of the year	(132,438)	(145,692)
Translation differences	(4,137)	7,514
Return on plan assets	(5,018)	(4,936)
Remeasurements	(10,507)	3,967
Contributions paid to the plan	(3,589)	(3,108)
Benefits paid from the plan	10,259	9,453
Other	270	364
At the end of the year	(145,160)	(132,438)
	Year ended December 31,
	2019	2018
Equity instruments	49.0%	53.5%
Debt instruments	47.0%	42.8%
Others	4.0%	3.7%

Disclosure of other current liabilities [text block]
	Year ended December 31,
	2019	2018
Payroll and social security payable	153,009	148,069
Miscellaneous	23,255	17,624
	176,264	165,693